Financial Instruments and Risk Management (Currency Contracts) (Details) $ / shares in Units, $ in Millions, $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 $ / $	Dec. 31, 2018 $ / $	Dec. 31, 2018 MXN ($)
Disclosure of detailed information about hedged items [line items]
Financial assets, at fair value			$ 0.4
Financial liabilities, at fair value						$ 0.1
Gains (losses) on change in fair value of derivatives	$ 0.1
Collars and Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Financial assets, at fair value						$ 4.7
Financial liabilities, at fair value			5.0
Gains (losses) on change in fair value of derivatives		$ 3.9	$ (4.3)
2019 [member] | Collars [Member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Notional amount					$ 342.0				$ 1,380.0
2019 [member] | Forward contract [member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Notional amount					$ 9.0
Forward price (usd per cad) | $ / shares				$ 1.34
Bottom of range [member] | 2019 [member] | Collars [Member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument							130.00%	1950.00%
Top of range [member] | 2019 [member] | Collars [Member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument							135.00%	2207.00%